Leases - Schedule of current and non current lease liability (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Lease Liability - current	$ 99,975	$ 70,305
Lease Liability - non-current	454,174	535,300
Lease liabilities	$ 554,149	$ 605,605	$ 0